Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense
Current period	$ 102,297	$ 13,599	$ 1,461
Adjustment for prior periods	12	(363)	(126)
Current tax expense (income) and adjustments for current tax of prior periods	102,309	13,236	1,335
Deferred tax expense
Origination and reversal of temporary differences	310	370	247
Investment tax credits and operating loss carryforward	8,038	(1,894)	(1,166)
Deferred tax expense (income)	8,348	(1,524)	(919)
Total income tax expense	$ 110,657	$ 11,712	$ 416